Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Current:
Federal	$-	$	$-	$61
State	1,600	1,600	1,600	2,400
Foreign	1,663	1,635	1,651	1,662
Total	$3,263	$3,235	$3,251	$4,123

Schedule of reconciliation of the income tax at statutory tax rate

	Six Months Ended June 30,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Tax benefit at statutory rate	$(1,003,820)	$(1,014,950)	$(1,764,624)	$(1,710,626)
Valuation allowance on net operating loss carryforwards	569,291	604,580	1,361,542	1,483,725
Stock-based compensation expense	191,900	138,500	492,000	298,819
Foreign investment losses	98,290	183,700	127,388	140,000
Amortization and depreciation expense	25,333	(25,600)	52,130	(40,100)
Accrued consulting expense	-	-	(138,000)	-
Unrealized exchange losses (gain)	(28,194)	87,267	(97,373)	-
Accrued payroll	75,900	(41,800)	(35,400)	(6,500)
Accrued R&D expense	-	-	-	(168,000)
Others	74,563	71,538	5,588	6,805
Tax expense at effective tax rate	$3,263	$3,235	$3,251	$4,123

Schedule of deferred tax assets (liability)
	June 30,	December 31,
	2020	2019	2018
	(Unaudited)
Net operating loss carryforwards (NOLs)	$7,274,000	$6,388,000	$5,632,000
Stock-based compensation expense	1,804,000	1,549,000	893,000
Accrued expenses and unpaid expense payable	214,000	53,000	184,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(599,000)	(619,000)	(818,000)
Unrealized/realized exchange gain	(147,000)	(106,000)	-
Others	(61,000)	(104,000)	131,000
Gross	8,553,000	7,229,000	6,090,000
Valuation allowance	(8,553,000)	(7,229,000)	(6,090,000)
Net	$-	$-	$-